Basis of Presentation and Consolidation	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Consolidation
Basis of Presentation and Consolidation

These consolidated financial statements include the accounts of the Company and its directly and indirectly wholly owned subsidiaries including, but not limited to: Shopify Payments (Canada) Inc., incorporated in Canada; Shopify International Limited, incorporated in Ireland; Shopify Capital Inc., incorporated in the state of Virginia in the United States; Shopify LLC, Shopify Payments (USA) Inc. and Shopify Holdings (USA) Inc., incorporated in the state of Delaware in the United States; and Oberlo UAB, incorporated in Lithuania. All intercompany accounts and transactions have been eliminated upon consolidation.
These consolidated financial statements of the Company have been presented in United States dollars (USD) and have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP), including the applicable rules and regulations of the Securities and Exchange Commission (SEC) regarding financial reporting.